SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - SECURITIZE, INC. AND SUBSIDIARIES - Schedule of Allowance for Credit Loss (Details) - Securitize, Inc. and Subsidiaries - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit loss, beginning balance	$ 3,312,055	$ 3,190,514	$ 3,017,500
Provision for expected credit losses	285,453	1,300,149	1,590,973
Write-offs	(276,646)	(1,178,608)	(1,417,959)
Allowance for credit loss, ending balance	$ 3,320,862	$ 3,312,055	$ 3,190,514